Summary of proportionate share of multi-employer pension plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total of pension plan assets	$ 11,103	$ 10,591	$ 11,927
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents (level 1)	225	46
Debt instruments (level 1)	6,357	6,302
Equity instruments (level 1)	1,219	846
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Real estate (level 3)	2,692	2,079
Other (level 3)	$ 610	$ 1,318